ADVANCE FROM CUSTOMERS (Tables)	12 Months Ended
Sep. 30, 2012
Other Liabilities Disclosure [Abstract]
Investments in and Advances to Affiliates [Table Text Block]	Advance from customers consisted of the following:
	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Advance from third-party customers	1,528	368
	1,528	368